Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
REVENUES	$ 562	$ 585	$ 13,864
COST OF REVENUES	(163)	(235)	(340)
GROSS PROFIT	399	350	13,524
RESEARCH AND DEVELOPMENT EXPENSES, net	15,470	15,940	17,770
MARKETING EXPENSES		397	562
GENERAL AND ADMINISTRATIVE EXPENSES	4,943	5,220	5,847
OPERATING LOSS	20,014	21,207	10,655
FINANCIAL INCOME	(870)	(908)	(544)
FINANCIAL EXPENSES	313	159	27
FINANCIAL (INCOME), net	(557)	(749)	(517)
LOSS FOR THE YEAR	19,457	20,458	10,138
OTHER COMPREHENSIVE LOSS (INCOME)-
Items that will not be reclassified to profit or loss-Re-measurements of post-employment benefit obligation	49	(25)	24
COMPREHENSIVE LOSS	$ 19,506	$ 20,433	$ 10,162
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.54	$ 0.62	$ 0.37
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING-
Basic and diluted	35,881,256	32,969,094	27,398,169